Note Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Note Payable (Textual)
Amortization of debt discount	$ 196	$ 196
Alzheimer's Drug Discovery Foundation [Member]
Note Payable (Textual)
Grant total			$ 205,260
Debt instrument, description			The Notes have a term of four years the first installment on the notes matured on January 21, 2017 and was paid in March 2017. The second installment will become due on September 12, 2017.
Purchase warrant			15,596
Warrant exercise price per share			$ 0.99
Warrant expiring term	The warrant expires on the 10 year anniversary of the grant date.
Deferred debt discount			$ 785
Alzheimer's Drug Discovery Foundation [Member] | Minimum [Member]
Note Payable (Textual)
Promissory Notes interest rates	3.25%
Alzheimer's Drug Discovery Foundation [Member] | Maximum [Member]
Note Payable (Textual)
Promissory Notes interest rates	3.50%